Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 687	$ (668)	$ 1,560
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	145	261	319
Amortization of operating lease right-of-use assets	1,074
Deferred tax benefit	209
Impairment of goodwill		77
Reverse of write down for doubtful receivables			(66)
Write-down of inventories	39	419	45
Write-down of property, plant and equipment		233	113
Gain on disposal of property, plant and equipment	(16)	(28)	(50)
Share-based compensation expenses	181
Changes in operating assets and liabilities:
Accounts receivable	232	(41)	1,246
Inventories	(559)	878	(580)
Prepaid expenses and other current assets	58	8	17
Accounts payable	(121)	270	(1,507)
Accrued expenses and other current liabilities	(570)	(850)	852
Operating lease liabilities	(909)
Income tax payable	1	(170)	439
Long-term rental prepayment		(871)
Long-term deposits	(9)	45
Net cash provided by (used in) operating activities	442	(437)	2,388
Cash flows from investing activities:
Purchase of property, plant and equipment	(91)	(695)	(271)
Payment of long-term loan receivable		(75)
Proceeds from disposal of property, plant and equipment	27	34	129
Net cash used in investing activities	(64)	(736)	(142)
Cash flows from financing activities:
Cash dividends paid	(297)	(1,244)	(1,031)
Net increase (decrease) in cash and cash equivalents	81	(2,417)	1,215
Cash and cash equivalents at the beginning of year	8,827	11,267	10,028
Effect of exchange rate changes on cash and cash equivalents	(81)	(23)	24
Cash and cash equivalents at the end of year	8,827	8,827	11,267
Supplemental disclosure of cash flow information:
Income taxes	$ 10	$ 144	$ 35